ACCOUNTS RECEIVABLE, NET - Additional Information (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 29,152,294	$ 9,862,915
Less: Doubtful allowance	(6,629,960)	(806,140)	$ (173,066)	$ (42,627)
Total accounts receivable net	$ 22,522,334	$ 9,056,775